Fair Value (Tables)	6 Months Ended
Sep. 30, 2012
Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

	September 30, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥14,025,799	¥10,000,930	¥644,071	¥24,670,800
Debt securities
Japanese national government and Japanese government agency bonds	3,932,153	171,975	—	4,104,128
Japanese prefectural and municipal bonds	—	109,442	—	109,442
Foreign governments and official institutions bonds	9,262,384	1,827,058	87,000	11,176,442
Corporate bonds	—	2,266,793	148,175	2,414,968
Residential mortgage-backed securities	—	4,105,977	9,108	4,115,085
Asset-backed securities	—	40,400	361,552	401,952
Other debt securities	—	9,580	19,577	29,157
Commercial paper	—	1,162,896	—	1,162,896
Equity securities(2)	831,262	306,809	18,659	1,156,730
Trading derivative assets	31,530	12,468,522	88,570	12,588,622
Interest rate contracts	3,889	10,349,588	14,345	10,367,822
Foreign exchange contracts	1,084	1,917,901	59,133	1,978,118
Equity contracts	15,693	23,753	10,433	49,879
Commodity contracts	10,864	79,204	3,186	93,254
Credit derivatives	—	98,076	1,473	99,549
Investment securities:
Securities available for sale	50,641,729	5,614,637	377,722	56,634,088
Debt securities
Japanese national government and Japanese government agency bonds	47,418,049	1,048,547	—	48,466,596
Japanese prefectural and municipal bonds	—	199,231	—	199,231
Foreign governments and official institutions bonds	272,832	578,154	154,231	1,005,217
Corporate bonds	—	2,142,381	106,346	2,248,727
Residential mortgage-backed securities	—	958,343	24,117	982,460
Commercial mortgage-backed securities	—	135,311	1,496	136,807
Asset-backed securities	—	456,965	26,549	483,514
Other debt securities	—	—	64,949	64,949
Marketable equity securities	2,950,848	95,705	34	3,046,587
Other investment securities	—	1,108	30,399	31,507
Others(3)(4)	505,447	172,592	9,963	688,002

Total	¥65,204,505	¥28,257,789	¥1,150,725	¥94,613,019

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥144,563	¥5,748	¥—	¥150,311
Trading derivative liabilities	77,747	12,236,012	111,178	12,424,937
Interest rate contracts	34,430	10,301,301	47,634	10,383,365
Foreign exchange contracts	663	1,737,419	41,500	1,779,582
Equity contracts	17,941	45,417	18,164	81,522
Commodity contracts	24,713	47,845	3,647	76,205
Credit derivatives	—	104,030	233	104,263
Obligation to return securities received as collateral	3,235,046	175,511	—	3,410,557
Others(5)	—	420,996	49,731	470,727

Total	¥3,457,356	¥12,838,267	¥160,909	¥16,456,532

Notes:	(1)	Includes securities under fair value option.
	(2)	Includes investments valued at net asset value of ¥124,627 million and ¥41,241 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments at March 31, 2012 and September 30, 2012 were ¥5,841 million and ¥5,748 million, respectively. These investments were mainly hedge funds.
	(3)	Mainly include receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
	(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at September 30, 2012 were ¥5,761 million, ¥4,933 million and ¥3,111 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at September 30, 2012 were ¥1,477 million, ¥1,025 million and ¥2,043 million, respectively.
	(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 And Level 2

	Six months ended September 30, 2012
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥4,579
Residential mortgage-backed securities	3,247,522	—
Equity securities	4,088	—
Investment securities:
Securities available for sale
Debt securities
Foreign governments and official institutions bonds	413,515	—
Marketable equity securities	12,187	6,508

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs

	March 31, 2011	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2011
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥(46,610	)(2)	¥—	¥344,148	¥—	¥(231,699)	¥(123,913)	¥28,366		¥(46,919)		¥1,060,784	¥(37,384	)(2)
Debt securities
Foreign governments and official institutions bonds	115,557	35		—	136,428	—	(99,616)	(37,304)	5,993		—		121,093	(777)
Corporate bonds	554,364	(21,480)		—	62,353	—	(26,142)	(44,358)	22,341	(6)	(44,508	)(6)	502,570	(20,603)
Residential mortgage-backed securities	53,688	(8,212)		—	3	—	(22,845)	(3,425)	—		—		19,209	(2,691)
Commercial mortgage-backed securities	39,076	(2,978)		—	13,458	—	(34,146)	(1,973)	—		—		13,437	889
Asset-backed securities	353,835	(16,241)		—	131,685	—	(46,003)	(36,678)	—		(2,411)		384,187	(14,874)
Equity securities	20,891	2,266		—	221	—	(2,947)	(175)	32		—		20,288	672
Trading derivatives—net	(36,851)	8,887	(2)	(1,182)	92	(1,408)	—	(8,880)	28,751		(10,330)		(20,921)	14,289	(2)
Interest rate contracts—net	(59,958)	6,142		(17)	—	(14)	—	(1,870)	2,875		(684)		(53,526)	(577)
Foreign exchange contracts—net	32,911	88		(1,177)	86	(1,383)	—	(6,657)	25,841		(8,911)		40,798	10,969
Equity contracts—net	(10,481)	2,395		1	—	(5)	—	(273)	—		—		(8,363)	5,188
Commodity contracts—net	979	46		—	6	(6)	—	(128)	35		(735)		197	31
Credit derivatives—net	(302)	216		11	—	—	—	48	—		—		(27)	(1,322)
Investment securities:
Securities available for sale	2,203,312	1,624	(3)	3,663	185,684	—	(12,786)	(358,150)	101,975		(163,840)		1,961,482	(7,546	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	—		(1)	—	—	—	(70)	—		—		983	—
Foreign governments and official institutions bonds	130,409	(294)		2,346	3,485	—	(106)	(61)	—		—		135,779	(212)
Corporate bonds	2,007,972	1,795		1,643	140,342	—	(12,472)	(340,299)	101,975	(6)	(163,840	)(6)	1,737,116	(7,092)
Residential mortgage-backed securities	23,783	(10)		43	2,999	—	(206)	(2,133)	—		—		24,476	(1)
Commercial mortgage-backed securities	8,147	106		311	—	—	—	(2,980)	—		—		5,584	—
Asset-backed securities	30,792	65		(686)	38,858	—	—	(12,607)	—		—		56,422	(203)
Other debt securities	960	(38)		—	—	—	—	—	—		—		922	(38)
Marketable equity securities	195	—		7	—	—	(2)	—	—		—		200	—
Other investment securities	35,908	(496	)(4)	(16)	844	—	(4,364)	(12)	—		(245)		31,619	(684	)(4)
Others	15,303	342	(4)	—	403	—	(38)	(11)	—		(288)		15,711	(710	)(4)

Total	¥3,355,083	¥(36,253)		¥2,465	¥531,171	¥(1,408)	¥(248,887)	¥(490,966)	¥159,092		¥(221,622)		¥3,048,675	¥(32,035)

Liabilities
Others	¥18,183	¥(9,806	)(4)	¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176	(4)

Total	¥18,183	¥(9,806)		¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2012
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥(12,852	)(2)	¥—	¥293,954	¥—	¥(192,767)	¥(202,467)	¥31,937		¥(350,391)		¥644,071	¥(15,406	)(2)
Debt securities
Foreign governments and official institutions bonds	149,731	(403)		—	111,905	—	(121,520)	(18,759)	12,149		(46,103)		87,000	(2,160)
Corporate bonds	501,895	(2,103)		—	39,141	—	(1,739)	(125,625)	19,787	(6)	(283,181	)(6)(7)	148,175	(1,245)
Residential mortgage-backed securities	10,124	108		—	—	—	—	(1,124)	—		—		9,108	84
Asset-backed securities	395,198	(12,114)		—	119,110	—	(62,576)	(56,959)	—		(21,107)		361,552	(12,337)
Other debt securities	—	(397)		—	19,974	—	—	—	—		—		19,577	(397)
Equity securities	19,709	2,057		—	3,824	—	(6,932)	—	1		—		18,659	649
Trading derivatives—net	(27,458)	14,152	(2)	(1,323)	503	(1,403)	—	(16,250)	15,911		(6,740)		(22,608)	22,298	(2)
Interest rate contracts—net	(44,904)	13,434		31	11	(29)	—	(4,730)	2,948		(50)		(33,289)	6,246
Foreign exchange contracts—net	23,907	467		(1,351)	100	(992)	—	(11,354)	13,546		(6,690)		17,633	16,333
Equity contracts—net	(7,019)	(401)		(20)	13	(3)	—	(301)	—		—		(7,731)	(923)
Commodity contracts—net	162	38		7	379	(379)	—	(85)	(583)		—		(461)	38
Credit derivatives—net	396	614		10	—	—	—	220	—		—		1,240	604
Investment securities:
Securities available for sale	1,673,387	510	(3)	(2,163)	114,994	—	(10,931)	(175,974)	106,124		(1,328,225)		377,722	(4,531	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		(1,031)	26,310	—	(31)	(1,737)	—		—		154,231	—
Corporate bonds	1,460,489	(158)		(1,472)	11,370	—	(10,820)	(130,962)	106,124	(6)	(1,328,225	)(6)(7)	106,346	(4,506)
Residential mortgage-backed securities	22,351	(15)		58	4,500	—	—	(2,777)	—		—		24,117	(1)
Commercial mortgage-backed securities	3,802	76		99	—	—	—	(2,481)	—		—		1,496	—
Asset-backed securities	54,947	652		1,294	7,673	—	—	(38,017)	—		—		26,549	21
Other debt securities	964	(43)		(1,113)	65,141	—	—	—	—		—		64,949	(43)
Marketable equity securities	114	(2)		2	—	—	(80)	—	—		—		34	(2)
Other investment securities	32,321	(928	)(4)	15	193	—	(914)	—	—		(288)		30,399	(1,196	)(4)
Others	10,368	(194	)(4)	—	—	—	(211)	—	—		—		9,963	(194	)(4)

Total	¥2,765,275	¥688		¥(3,471)	¥409,644	¥(1,403)	¥(204,823)	¥(394,691)	¥153,972		¥(1,685,644)		¥1,039,547	¥971

Liabilities
Others	¥43,536	¥(11,290	)(4)	¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172	(4)

Total	¥43,536	¥(11,290)		¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172

Notes:	(1)	Includes Trading securities under fair value option.
	(2)	Included in Trading account profits—net and in Foreign exchange gains—net.

(3)	Included in Investment securities gains (losses)—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the six months ended September 30, 2012. These transfers were due to change in estimate of the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information About Level Three Fair Value Measurements On A Recurring Basis

September 30, 2012	Estimated fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in million)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥64,128	Monte Carlo Method	Correlation between interest rate and foreign exchange rate
35.9%~52.4%
			Correlation between interest rates	42.2%~62.9%
		Return on Equity Method	Probability of default	0.1%~4.5%
			Recovery rate	40.0%~99.0%
			Market-required return on capital	15.0%~17.0%
Corporate bonds	65,499	Discounted cash flow	Discount factor	0.4%~7.3%
			Probability of default	0.1%~17.2%
			Recovery rate	14.0%~78.4%
		Monte Carlo Method	Correlation between interest rate and foreign exchange rate	35.9%~45.3%
			Correlation between interest rates	62.9%
		Internal Model	Liquidity premium	1.5%~2.5%

Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	213,106	Discounted cash flow	Discount factor	0.8%~1.0%
			Prepayment rate	6.2%~15.2%
			Probability of default	0.0%~4.1%
			Recovery rate	0.0%~30.0%
		Model	Asset correlations	10.0%~13.0%
			Discount factor	1.3%~6.4%
			Prepayment rate	3.4%~27.1%
			Probability of default	0.0%~92.1%
			Recovery rate	45.4%~71.7%
			Blend ratio(2)	0.0%~90.0%
Other debt securities	83,605	Discounted cash flow	Liquidity premium	0.8%
		Return on Equity Method	Probability of default	0.1%~4.5%
			Recovery rate	40.0%~99.0%
			Market-required return on capital	15.0%~17.0%
September 30, 2012	Estimated fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in million)
Trading derivatives-net:
Interest rate contracts-net	(35,769)	Option model	Probability of default	0.2%~17.2%
			Correlation between interest rates	28.6%~98.0%
			Correlation between interest rate and foreign exchange rate	35.9%~60.0%
			Recovery rate	40.0%~50.0%
			Volatility	24.0%~39.7%
			Prepayment rate	0.0%~2.3%
Foreign exchange contracts-net	17,633	Option model	Probability of default	11.1%~17.2%
			Correlation between interest rates	28.2%~80.6%
			Correlation between interest rate and foreign exchange rate	21.1%~69.9%
			Correlation between underlying assets	42.7%~85.0%
			Recovery rate	40.0%~50.0%
Equity contracts-net	(7,731)	Option model	Correlation between interest rate and equity	10.6%~50.0%
			Volatility	48.0%
Credit derivative contracts-net	1,240	Option model	Recovery rate	36.8%
			Correlation between underlying assets	10.9%~96.3%

Notes:	(1)	Fair value as of September 30, 2012 excludes the estimated fair value of investments valued using vender prices.
(2)

The fair value is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from independent broker-dealers. The Blend ratio represents the weight of the independent broker-dealer quotes for the fair value.

Carrying Value Of Assets Measured At Fair Value On Nonrecurring Basis By Level

	March 31, 2012					September 30, 2012
	Level 1	Level 2	Level 3	Total carrying value		Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥32,400	¥32,400		¥—	¥—	¥6,425	¥6,425
Loans	10,888	19,692	332,963	363,543		9,325	23,487	362,912	395,724
Loans held for sale	—	1,898	78	1,976		—	4,696	1,000	5,696
Collateral dependent loans	10,888	17,794	332,885	361,567		9,325	18,791	361,912	390,028
Premises and equipment	—	—	18,740	18,740		—	—	6,430	6,430
Intangible assets	—	—	34,729	34,729		—	—	107	107
Other assets	464,819	—	11,665	476,484		37,897	—	14,969	52,866
Investments in equity method investees(1)	464,819	—	6,223	471,042	(2)	37,897	—	9,735	47,632
Other	—	—	5,442	5,442		—	—	5,234	5,234

Total	¥475,707	¥19,692	¥430,497	¥925,896		¥47,222	¥23,487	¥390,843	¥461,552

Notes:	(1)	Includes investments valued at net asset value of ¥8,400 million and ¥3,851 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,394 million at March 31, 2012 and September 30, 2012, respectively. These investments are private equity funds.
	(2)	Reflected impairment losses on Morgan Stanley’s common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

Nonrecurring Changes In Fair Value

	Losses (gains) for the six months ended September 30,
	2011		2012
	(in millions)
Investment securities	¥5,202		¥1,706
Loans	99,470		68,782
Loans held for sale	50		1,029
Collateral dependent loans	99,420		67,753
Premises and equipment	4,443		3,189
Intangible assets	27,040		235
Other assets	582,454		13,564
Investments in equity method investees	580,895	(1)	12,208
Other	1,559		1,356

Total	¥718,609		¥87,476

Note:	(1)	Includes impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected

	Six months ended September 30,
	2011			2012
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥(168)	¥—	¥(168)	¥—	¥—	¥—
Receivables under resale agreements(1)	(813)	—	(813)	(1,789)	—	(1,789)
Trading account securities	342,364	(1,006,886)	(664,522)	214,225	(900,972)	(686,747)
Other assets	—	—	—	(188)	—	(188)

Total	¥341,383	¥(1,006,886)	¥(665,503)	¥212,248	¥(900,972)	¥(688,724)

Financial liabilities:
Other short-term borrowings(1)	¥93	¥—	¥93	¥1,191	¥—	¥1,191
Long-term debt(1)	5,400	—	5,400	(4,134)	—	(4,134)

Total	¥5,493	¥—	¥5,493	¥(2,943)	¥—	¥(2,943)

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected

	March 31, 2012			September 30, 2012
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,056	¥56	¥—	¥—	¥—
Other assets	—	—	—	3,500	3,419	(81)

Total	¥26,000	¥26,056	¥56	¥3,500	¥3,419	¥(81)

Financial liabilities:
Long-term debt	¥664,095	¥524,758	¥(139,337)	¥670,234	¥545,329	¥(124,905)

Total	¥664,095	¥524,758	¥(139,337)	¥670,234	¥545,329	¥(124,905)

Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried On Balance Sheet At Fair Value

	March 31, 2012
	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks	¥3,230	¥3,230
Interest-earning deposits in other banks	5,898	5,898
Call loans and funds sold	451	451
Receivables under resale agreements	4,456	4,456
Receivables under securities borrowing transactions	3,283	3,283
Investment securities(1)	2,692	2,930
Loans, net of allowance for credit losses(2)	91,013	92,083
Other financial assets	5,669	5,669
Financial liabilities:
Deposits
Non-interest-bearing	¥17,688	¥17,688
Interest-bearing	121,876	121,947
Total deposits	139,564	139,635
Call money and funds purchased	2,796	2,796
Payables under repurchase agreements	13,573	13,573
Payables under securities lending transactions	4,979	4,979
Due to trust account	627	627
Other short-term borrowings	10,857	10,857
Long-term debt	12,081	12,311
Other financial liabilities	5,245	5,245

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

	September 30, 2012
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,005	¥3,005	¥3,005	¥—	¥—
Interest-earning deposits in other banks	6,652	6,652	—	6,652	—
Call loans and funds sold	641	641	—	641	—
Receivables under resale agreements	4,665	4,665	—	4,665	—
Receivables under securities borrowing transactions	3,387	3,387	—	3,387	—
Investment securities(1)	2,664	2,871	613	949	1,309
Loans, net of allowance for credit losses(2)	90,549	91,804	9	262	91,533
Other financial assets	4,087	4,087	—	4,087	—
Financial liabilities:
Deposits
Non-interest-bearing	¥17,155	¥17,155	¥—	¥17,155	¥—
Interest-bearing	122,138	122,200	—	122,200	—
Total deposits	139,293	139,355	—	139,355	—
Call money and funds purchased	3,584	3,584	—	3,584	—
Payables under repurchase agreements	14,199	14,199	—	14,199	—
Payables under securities lending transactions	4,003	4,003	—	4,003	—
Due to trust account	662	662	—	662	—
Other short-term borrowings	11,036	11,036	—	11,036	—
Long-term debt	11,131	11,418	—	11,294	124
Other financial liabilities	5,212	5,212	—	5,212	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.